Basis of Presentation (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Basis of Presentation (Details) [Line Items]
Net loss	$ (743,235)	$ (614,405)
Net cash used in operating activities	$ (313,440)	$ (308,914)